Shareholder Report, Holdings (Details) - C000217972	Jun. 30, 2024
FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
FR_89151E109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
FR_842587107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FR_65249B109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_026874784
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Energy
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%